STOCKHOLDERS' DEFICIENCY (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Remaining Term	6 years 10 months 24 days	9 years 7 months 6 days	4 years 10 months 24 days
Abtech Options [Member]
Outstanding	2,699,158	5,329,107
Forfeited And expired		2,629,949
Expired	(1,117,994)
Closing Balance	1,581,164	2,699,158	5,329,107
Outstanding	0.70	0.70
Forfeited and expired		0.70
Expired	0.70
Outstanding	0.70	0.70	0.70
Weighted Average Remaining Term	4 years 2 months 12 days	3 years 6 months	6 years 7 months 6 days
Abhd Options [Member]
Outstanding	5,374,300	640,000
Granted	2,662,494	4,734,300
Expired	(40,000)
Closing Balance	7,996,794	5,374,300	640,000
Outstanding	0.44	0.55
Granted	0.80	0.42
Expired	0.42
Outstanding	0.56	0.44	0.55
Weighted Average Remaining Term	6 years 10 months 24 days	9 years 7 months 6 days	4 years 10 months 24 days